Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment and Depreciation	Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful lives. The principal annual rates used for this purpose are as follows:
Category	Estimated useful lives	Estimated residual values
Bearer plant	24 – 30 years	—
Buildings	5 – 20 years	0 – 5%
Plant and machinery	5 – 10 years	0 – 5%
Office equipment	3 – 10 years	0 – 5%
Motor vehicles	4 years	5%
Software	3 – 10 years	—
Leasehold improvements	10 years	—